UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Emerging Markets Debt Central Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Countries as of June 30, 2018

(excluding cash equivalents)	% of fund's net assets
Argentina	13.8
Mexico	8.7
Turkey	6.4
Ukraine	5.7
Netherlands	4.4

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of June 30, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Argentine Republic	5.9
Ukraine Government	5.7
Turkish Republic	5.2
Petroleos Mexicanos	4.7
Lebanese Republic	3.0
24.5

Asset Allocation (% of fund's net assets)

As of June 30, 2018
Corporate Bonds	33.0%
Government Obligations	53.9%
Supranational Obligations	0.2%
Stocks	0.2%
Preferred Securities	3.1%
Short-Term Investments and Net Other Assets (Liabilities)	9.6%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.0%
		Principal Amount(a)	Value
Argentina - 4.4%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$280,000	$268,660
Banco Hipotecario SA 9.75% 11/30/20 (b)		1,050,000	1,082,886
Banco Macro SA 6.75% 11/4/26 (b)(c)		720,000	673,200
Cablevision SA 6.5% 6/15/21 (b)		170,000	168,902
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		35,000	36,400
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		420,000	421,915
Pampa Holding SA 7.5% 1/24/27 (b)		120,000	108,000
Pan American Energy LLC 7.875% 5/7/21 (b)		495,000	508,152
Petrobras Energia SA 7.375% 7/21/23 (b)		370,000	352,980
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		665,000	608,475
YPF SA:
7% 12/15/47 (b)		455,000	343,525
8.5% 3/23/21 (b)		160,000	162,640
8.75% 4/4/24 (b)		1,070,000	1,054,057

TOTAL ARGENTINA			5,789,792

Austria - 0.2%
JBS Investments GmbH 7.75% 10/28/20 (b)		285,000	289,988
Azerbaijan - 0.6%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		700,000	754,684
Bahrain - 0.2%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		235,000	208,944
Bangladesh - 0.9%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		1,170,000	1,184,625
Bermuda - 1.1%
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		570,000	579,263
7.875% 8/1/21 (b)		780,000	792,675

TOTAL BERMUDA			1,371,938

Canada - 0.3%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		195,000	195,000
Frontera Energy Corp. 9.7% 6/25/23 (b)		260,000	257,725

TOTAL CANADA			452,725

Cayman Islands - 1.3%
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	206,000
Comcel Trust 6.875% 2/6/24 (b)		340,000	348,432
CSN Islands XI Corp. 6.875% 9/21/19 (b)		515,000	508,563
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)		1,149,000	402,150
Sparc Em Spc 0% 12/5/22 (b)		200,000	178,900

TOTAL CAYMAN ISLANDS			1,644,045

Dominican Republic - 0.2%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		310,000	311,550
Georgia - 0.7%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		250,000	251,210
JSC BGEO Group 6% 7/26/23 (b)		475,000	472,527
JSC Georgian Railway 7.75% 7/11/22 (b)		200,000	209,920

TOTAL GEORGIA			933,657

Indonesia - 0.9%
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		360,000	347,284
PT Pertamina Persero:
5.625% 5/20/43 (Reg. S)		400,000	378,794
6% 5/3/42 (b)		200,000	198,731
6.5% 5/27/41 (b)		215,000	226,246

TOTAL INDONESIA			1,151,055

Ireland - 0.3%
Borets Finance DAC 6.5% 4/7/22 (b)		200,000	199,000
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		260,000	211,509

TOTAL IRELAND			410,509

Kazakhstan - 0.3%
KazMunaiGaz Finance Sub BV:
4.75% 4/24/25 (b)		180,000	180,000
6.375% 10/24/48 (b)		195,000	196,901

TOTAL KAZAKHSTAN			376,901

Korea (South) - 0.1%
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	11,900,000	164,976
Luxembourg - 2.1%
CSN Resources SA 6.5% 7/21/20 (b)		565,000	526,156
EVRAZ Group SA 8.25% 1/28/21 (Reg. S)		200,000	213,040
Minerva Luxembourg SA 6.5% 9/20/26 (b)		130,000	119,113
PSB Finance SA 5.25% 10/19/19		200,000	182,000
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		580,000	585,806
SB Capital SA 5.5% 2/26/24 (b)(c)		200,000	200,134
Sistema International Funding SA 6.95% 5/17/19 (b)		660,000	651,618
TMK Capital SA 6.75% 4/3/20 (Reg. S)		200,000	201,900

TOTAL LUXEMBOURG			2,679,767

Mexico - 7.8%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	4,200,000	193,324
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		235,000	222,663
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		205,000	222,097
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		215,000	216,613
Metalsa SA de CV 4.9% 4/24/23 (b)		630,000	612,675
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,535,000	1,500,463
6.625% 6/15/38		25,000	23,750
Petroleos Mexicanos:
4.625% 9/21/23		345,000	340,170
4.875% 1/24/22		395,000	398,476
4.875% 1/18/24		140,000	138,204
5.5% 1/21/21		210,000	216,193
6.375% 1/23/45		1,015,000	934,815
6.5% 6/2/41		2,340,000	2,200,536
6.625% (b)(d)		495,000	466,473
6.75% 9/21/47		1,268,000	1,205,234
6.875% 8/4/26		255,000	268,005
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		1,025,000	999,888

TOTAL MEXICO			10,159,579

Mongolia - 0.4%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		555,000	583,674
Netherlands - 4.2%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		240,000	192,000
GTH Finance BV 7.25% 4/26/23 (b)		610,000	631,362
Metinvest BV 7.75% 4/23/23 (b)		1,325,000	1,244,175
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		1,075,000	1,020,175
Petrobras Global Finance BV 8.75% 5/23/26		1,950,000	2,110,875
VTR Finance BV 6.875% 1/15/24 (b)		325,000	326,528

TOTAL NETHERLANDS			5,525,115

Nigeria - 1.8%
Access Bank PLC:
9.25% 6/24/21 (b)(c)		285,000	278,231
10.5% 10/19/21 (b)		60,000	62,202
Fidelity Bank PLC 10.5% 10/16/22 (b)		270,000	264,476
Zenith Bank PLC:
6.25% 4/22/19 (b)		1,070,000	1,070,556
7.375% 5/30/22 (b)		670,000	664,694

TOTAL NIGERIA			2,340,159

Singapore - 0.3%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		400,000	391,886
Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (Reg. S)		100,000	102,875
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		270,000	237,466
Turkey - 1.2%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		180,000	162,585
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		290,000	263,509
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		200,000	175,127
Turkiye Ihracat Kredi Bankasi A/S 6.125% 5/3/24 (b)		165,000	152,708
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		245,000	225,425
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		200,000	178,717
6.875% 2/3/25 (Reg. S) (c)		400,000	356,483

TOTAL TURKEY			1,514,554

United Kingdom - 1.7%
Biz Finance PLC 9.625% 4/27/22 (b)		150,000	150,030
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		595,000	612,029
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		72,500	74,651
10.375% 4/7/19 (Reg. S)		150,000	154,451
10.375% 4/7/19 (Reg. S)		157,500	162,174
Polyus Finance PLC 5.25% 2/7/23 (b)		340,000	331,704
Vedanta Resources PLC:
6.375% 7/30/22 (b)		340,000	323,850
8.25% 6/7/21 (b)		335,000	350,075

TOTAL UNITED KINGDOM			2,158,964

United States of America - 0.8%
Azul Investments LLP 5.875% 10/26/24 (b)		190,000	161,025
Citgo Holding, Inc. 10.75% 2/15/20 (b)		150,000	159,563
Stillwater Mining Co.:
6.125% 6/27/22 (b)		560,000	498,949
7.125% 6/27/25 (b)		200,000	175,280

TOTAL UNITED STATES OF AMERICA			994,817

Venezuela - 0.9%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		375,000	86,250
5.5% 4/12/37 (e)		330,000	74,250
6% 5/16/24 (b)(e)		895,000	188,577
6% 11/15/26 (b)(e)		915,000	192,150
8.5% 10/27/20 (b)(e)		285,000	245,813
9.75% 5/17/35 (b)(e)		1,315,000	310,077
12.75% 2/17/22 (b)(e)		300,000	77,100

TOTAL VENEZUELA			1,174,217

TOTAL NONCONVERTIBLE BONDS
(Cost $45,417,188)			42,908,462

Government Obligations - 53.9%
Angola - 0.2%
Angola Republic 9.375% 5/8/48 (b)		200,000	201,672
Argentina - 9.4%
Argentine Republic:
5.625% 1/26/22		135,000	126,158
6.875% 4/22/21		4,080,000	4,018,788
7.125% 6/28/2117		360,000	276,534
7.5% 4/22/26		2,895,000	2,670,638
7.625% 4/22/46		635,000	512,445
21.2% 9/19/18	ARS	1,635,000	54,497
Buenos Aires Province:
6.5% 2/15/23 (b)		75,000	68,465
9.95% 6/9/21 (b)		500,000	514,250
10.875% 1/26/21 (b)		600,000	616,500
10.875% 1/26/21 (Reg. S)		1,430,000	1,469,325
Province of Santa Fe 7% 3/23/23 (b)		680,000	628,694
Provincia de Cordoba:
7.125% 6/10/21 (b)		935,000	883,575
7.45% 9/1/24 (b)		415,000	372,633

TOTAL ARGENTINA			12,212,502

Armenia - 0.6%
Republic of Armenia:
6% 9/30/20 (b)		540,000	551,448
7.15% 3/26/25 (b)		175,000	182,963

TOTAL ARMENIA			734,411

Barbados - 0.1%
Barbados Government:
7% 8/4/22 (b)(e)		215,000	118,250
7.25% 12/15/21 (b)(e)		20,000	11,000

TOTAL BARBADOS			129,250

Belarus - 0.7%
Belarus Republic:
6.875% 2/28/23 (b)		615,000	635,879
7.625% 6/29/27 (b)		280,000	292,306

TOTAL BELARUS			928,185

Brazil - 2.7%
Brazilian Federative Republic:
5.625% 1/7/41		1,510,000	1,311,435
5.625% 2/21/47		430,000	364,855
7.125% 1/20/37		370,000	389,425
8.25% 1/20/34		1,100,000	1,254,550
10% 1/1/21	BRL	695,000	182,130

TOTAL BRAZIL			3,502,395

Cameroon - 0.3%
Cameroon Republic 9.5% 11/19/25 (b)		380,000	399,736
Colombia - 0.7%
Colombian Republic:
6.125% 1/18/41		115,000	128,800
7.375% 9/18/37		185,000	230,325
10.375% 1/28/33		390,000	593,775

TOTAL COLOMBIA			952,900

Costa Rica - 0.2%
Costa Rican Republic:
7% 4/4/44 (b)		120,000	117,000
7.158% 3/12/45 (b)		200,000	197,500

TOTAL COSTA RICA			314,500

Croatia - 0.1%
Croatia Republic 5.5% 4/4/23 (b)		150,000	157,663
Dominican Republic - 1.5%
Dominican Republic:
5.5% 1/27/25 (b)		175,000	173,656
5.95% 1/25/27 (b)		370,000	365,375
6.6% 1/28/24 (b)		300,000	314,532
6.85% 1/27/45 (b)		255,000	252,368
6.875% 1/29/26 (b)		365,000	386,663
7.45% 4/30/44 (b)		375,000	389,063

TOTAL DOMINICAN REPUBLIC			1,881,657

Ecuador - 1.2%
Ecuador Republic:
7.875% 1/23/28 (b)		200,000	167,540
8.875% 10/23/27 (b)		920,000	813,004
9.65% 12/13/26 (b)		600,000	562,020

TOTAL ECUADOR			1,542,564

Egypt - 2.5%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		300,000	284,250
5.875% 6/11/25 (b)		200,000	186,026
6.125% 1/31/22 (b)		1,500,000	1,474,578
7.5% 1/31/27 (b)		300,000	294,906
7.903% 2/21/48 (b)		270,000	245,657
8.5% 1/31/47 (b)		785,000	759,582

TOTAL EGYPT			3,244,999

El Salvador - 0.9%
El Salvador Republic:
7.375% 12/1/19 (b)		770,000	786,370
7.65% 6/15/35 (Reg. S)		160,000	156,429
7.75% 1/24/23 (b)		205,000	215,121

TOTAL EL SALVADOR			1,157,920

Gabon - 0.2%
Gabonese Republic 6.375% 12/12/24 (b)		330,000	294,744
Ghana - 0.2%
Ghana Republic:
8.627% 6/16/49 (b)		200,000	194,604
10.75% 10/14/30 (b)		95,000	115,264

TOTAL GHANA			309,868

Indonesia - 2.2%
Indonesian Republic:
5.25% 1/17/42 (b)		200,000	200,831
6.625% 2/17/37 (b)		250,000	286,804
6.75% 1/15/44 (b)		200,000	237,981
7.75% 1/17/38 (b)		720,000	924,791
8.375% 3/15/24	IDR	2,609,000,000	185,980
8.5% 10/12/35 (Reg. S)		775,000	1,042,599

TOTAL INDONESIA			2,878,986

Iraq - 1.2%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		1,300,000	1,164,285
6.752% 3/9/23 (b)		460,000	441,250

TOTAL IRAQ			1,605,535

Ivory Coast - 0.3%
Ivory Coast 5.75% 12/31/32		354,375	328,180
Jordan - 0.2%
Jordanian Kingdom 7.375% 10/10/47 (b)		250,000	228,915
Kenya - 0.4%
Republic of Kenya:
5.875% 6/24/19 (b)		90,000	90,236
6.875% 6/24/24 (b)		130,000	128,240
7.25% 2/28/28 (b)		165,000	158,406
8.25% 2/28/48 (b)		200,000	187,268

TOTAL KENYA			564,150

Lebanon - 3.0%
Lebanese Republic:
5.15% 11/12/18		1,660,000	1,654,356
5.45% 11/28/19		870,000	834,113
5.5% 4/23/19		105,000	102,782
5.8% 4/14/20		105,000	99,509
6% 5/20/19		890,000	872,513
6% 1/27/23		185,000	155,437
6.375% 3/9/20		230,000	220,211

TOTAL LEBANON			3,938,921

Mexico - 0.6%
United Mexican States:
4.75% 3/8/44		322,000	298,780
6.05% 1/11/40		347,000	382,568
6.5% 6/9/22	MXN	1,300,000	62,788

TOTAL MEXICO			744,136

Mongolia - 0.4%
Mongolian People's Republic 8.75% 3/9/24 (b)		525,000	562,613
Netherlands - 0.2%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		315,625	316,555
Nigeria - 0.4%
Republic of Nigeria:
7.143% 2/23/30 (b)		200,000	188,665
7.625% 11/28/47 (b)		215,000	195,847
7.696% 2/23/38 (b)		135,000	127,543

TOTAL NIGERIA			512,055

Oman - 0.4%
Sultanate of Oman:
6.5% 3/8/47 (b)		150,000	134,256
6.75% 1/17/48 (b)		350,000	316,750

TOTAL OMAN			451,006

Pakistan - 1.8%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		590,000	577,576
7.25% 4/15/19 (b)		1,415,000	1,396,690
8.25% 4/15/24 (b)		345,000	329,345

TOTAL PAKISTAN			2,303,611

Panama - 0.1%
Panamanian Republic 6.7% 1/26/36		50,000	61,250
Peru - 0.4%
Peruvian Republic:
4% 3/7/27 (f)(g)		380,000	373,221
8.2% 8/12/26 (Reg. S)	PEN	540,000	195,862

TOTAL PERU			569,083

Russia - 2.6%
Russian Federation:
5.25% 6/23/47 (b)		1,000,000	963,000
5.875% 9/16/43 (b)		710,000	762,810
12.75% 6/24/28 (Reg. S)		995,000	1,622,467

TOTAL RUSSIA			3,348,277

Rwanda - 0.3%
Rwanda Republic 6.625% 5/2/23 (b)		320,000	317,474
Senegal - 0.1%
Republic of Senegal 6.75% 3/13/48 (b)		200,000	170,722
South Africa - 0.9%
South African Republic:
4.875% 4/14/26		250,000	240,499
5.875% 9/16/25		175,000	179,620
5.875% 6/22/30		145,000	143,751
6.25% 3/8/41		120,000	118,386
10.5% 12/21/26	ZAR	5,970,000	476,681

TOTAL SOUTH AFRICA			1,158,937

Sri Lanka - 0.9%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		210,000	209,606
5.75% 4/18/23 (b)		200,000	191,482
6.2% 5/11/27 (b)		200,000	182,507
6.25% 10/4/20 (b)		175,000	177,188
6.25% 7/27/21 (b)		250,000	251,562
6.85% 11/3/25 (b)		200,000	193,508

TOTAL SRI LANKA			1,205,853

Turkey - 5.2%
Turkish Republic:
4.875% 10/9/26		135,000	118,735
5.125% 3/25/22		245,000	237,176
5.625% 3/30/21		490,000	487,075
5.75% 5/11/47		165,000	133,135
6% 3/25/27		375,000	352,371
6.25% 9/26/22		2,280,000	2,286,480
6.75% 5/30/40		515,000	470,644
6.875% 3/17/36		835,000	785,251
7% 6/5/20		290,000	296,862
7.25% 3/5/38		620,000	605,120
7.375% 2/5/25		730,000	754,820
8% 2/14/34		250,000	261,801

TOTAL TURKEY			6,789,470

Ukraine - 5.7%
Ukraine Government:
7.75% 9/1/20 (b)		1,150,000	1,143,176
7.75% 9/1/21 (b)		3,566,000	3,512,510
7.75% 9/1/22 (b)		2,856,000	2,788,233

TOTAL UKRAINE			7,443,919

United States of America - 2.8%
U.S. Treasury Bonds 3% 2/15/48		1,348,000	1,351,159
U.S. Treasury Notes 2% 11/15/26		2,471,000	2,314,922

TOTAL UNITED STATES OF AMERICA			3,666,081

Uruguay - 0.2%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		145,000	189,348
Venezuela - 1.1%
Venezuelan Republic:
9.25% 9/15/27 (e)		2,840,000	800,028
11.95% 8/5/31 (Reg. S) (e)		1,880,000	533,356
12.75% 8/23/22 (e)		330,000	91,971

TOTAL VENEZUELA			1,425,355

Vietnam - 1.0%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.125% 3/13/28 (c)(g)(h)		45,000	38,618
5.5% 3/12/28		1,269,917	1,236,378

TOTAL VIETNAM			1,274,996

TOTAL GOVERNMENT OBLIGATIONS
(Cost $73,754,801)			70,020,394

Supranational Obligations - 0.2%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $351,800)		INR 22,600,000	321,174
		Shares	Value

Common Stocks - 0.2%
Canada - 0.2%
Frontera Energy Corp. (i)		3,416	49,708
Frontera Energy Corp. (i)		11,000	160,065

TOTAL CANADA			209,773

TOTAL COMMON STOCK
(Cost $217,071)			209,773
		Principal Amount(a)	Value

Preferred Securities - 3.1%
Brazil - 0.4%
Itau Unibanco Holding SA 6.125% (b)(c)(d)		535,000	501,806
Cayman Islands - 1.6%
Banco Do Brasil SA 9% (b)(c)(d)		870,000	839,895
Cosan Overseas Ltd. 8.25% (d)		860,000	868,840
Odebrecht Finance Ltd. 7.5% (b)(d)		1,155,000	432,506

TOTAL CAYMAN ISLANDS			2,141,241

Colombia - 0.2%
Colombia Telecomunicaciones SA 8.5% (b)(c)(d)		210,000	223,436
Ireland - 0.4%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(d)		275,000	273,367
Tinkoff Credit Systems 9.25% (Reg. S) (c)(d)		200,000	205,604

TOTAL IRELAND			478,971

Luxembourg - 0.2%
Magnesita Finance Ltd. 8.625% (b)(d)		240,000	243,748
Mexico - 0.3%
Banco Mercantil del Norte SA 7.625% (b)(c)(d)		415,000	417,289
TOTAL PREFERRED SECURITIES
(Cost $4,345,156)			4,006,491
		Shares	Value

Money Market Funds - 8.1%
Fidelity Cash Central Fund, 1.93% (j)
(Cost $10,566,920)		10,565,279	10,567,392
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $134,652,936)			128,033,686
NET OTHER ASSETS (LIABILITIES) - 1.5%			1,913,117
NET ASSETS - 100%			$129,946,803

Currency Abbreviations

ARS – Argentine peso

BRL – Brazilian real

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

PEN – Peruvian new sol

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,279,205 or 49.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing - Security is in default.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Level 3 security

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$66,083
Total	$66,083

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$209,773	$209,773	$--	$--
Corporate Bonds	42,908,462	--	42,908,462	--
Government Obligations	70,020,394	--	69,608,555	411,839
Supranational Obligations	321,174	--	321,174	--
Preferred Securities	4,006,491	--	4,006,491	--
Money Market Funds	10,567,392	10,567,392	--	--
Total Investments in Securities:	$128,033,686	$10,777,165	$116,844,682	$411,839

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Government Obligations
Beginning Balance	$1,703,548
Net Realized Gain (Loss) on Investment Securities	1,983
Net Unrealized Gain (Loss) on Investment Securities	20,491
Cost of Purchases	--
Proceeds of Sales	(25,917)
Amortization/Accretion	1,658
Transfers into Level 3	--
Transfers out of Level 3	(1,289,924)
Ending Balance	$411,839
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2018	$(3,443)

Other Investments in Securities
Beginning Balance	$515
Net Realized Gain (Loss) on Investment Securities	(503,623)
Net Unrealized Gain (Loss) on Investment Securities	503,114
Cost of Purchases	--
Proceeds of Sales	(6)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2018	$--

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructuring or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	2.8%
AAA,AA,A	1.4%
BBB	11.3%
BB	23.2%
B	37.2%
CCC,CC,C	9.2%
D	0.4%
Not Rated	4.7%
Equities	0.2%
Short-Term Investments and Net Other Assets	9.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $124,086,016)	$117,466,294
Fidelity Central Funds (cost $10,566,920)	10,567,392
Total Investment in Securities (cost $134,652,936)		$128,033,686
Cash		125,588
Receivable for investments sold		170,737
Receivable for fund shares sold		8,157
Interest receivable		1,980,524
Distributions receivable from Fidelity Central Funds		15,048
Other receivables		101
Total assets		130,333,841
Liabilities
Payable for investments purchased	$297,759
Payable for fund shares redeemed	84,798
Other payables and accrued expenses	4,481
Total liabilities		387,038
Net Assets		$129,946,803
Net Assets consist of:
Paid in capital		$137,955,982
Undistributed net investment income		523,485
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,909,485)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(6,623,179)
Net Assets, for 13,832,154 shares outstanding		$129,946,803
Net Asset Value, offering price and redemption price per share ($129,946,803 ÷ 13,832,154 shares)		$9.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$180,464
Interest		3,303,317
Income from Fidelity Central Funds		66,083
Income before foreign taxes withheld		3,549,864
Less foreign taxes withheld		(1,663)
Total income		3,548,201
Expenses
Custodian fees and expenses	$6,645
Independent trustees' fees and expenses	293
Total expenses before reductions	6,938
Expense reductions	(3,386)
Total expenses after reductions		3,552
Net investment income (loss)		3,544,649
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,566,805)
Foreign currency transactions	(12,317)
Total net realized gain (loss)		(1,579,122)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(8,131,878)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(3,506)
Total change in net unrealized appreciation (depreciation)		(8,135,385)
Net gain (loss)		(9,714,507)
Net increase (decrease) in net assets resulting from operations		$(6,169,858)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,544,649	$8,401,615
Net realized gain (loss)	(1,579,122)	1,502,356
Change in net unrealized appreciation (depreciation)	(8,135,385)	2,796,803
Net increase (decrease) in net assets resulting from operations	(6,169,858)	12,700,774
Distributions to shareholders from net investment income	(3,500,569)	(8,988,172)
Distributions to shareholders from net realized gain	–	(329,641)
Total distributions	(3,500,569)	(9,317,813)
Share transactions
Proceeds from sales of shares	7,409,604	9,078,739
Reinvestment of distributions	3,500,569	9,317,813
Cost of shares redeemed	(4,430,559)	(5,164,925)
Net increase (decrease) in net assets resulting from share transactions	6,479,614	13,231,627
Total increase (decrease) in net assets	(3,190,813)	16,614,588
Net Assets
Beginning of period	133,137,616	116,523,028
End of period	$129,946,803	$133,137,616
Other Information
Undistributed net investment income end of period	$523,485	$479,405
Shares
Sold	749,168	892,925
Issued in reinvestment of distributions	358,183	916,404
Redeemed	(448,452)	(509,245)
Net increase (decrease)	658,899	1,300,084

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Debt Central Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.11	$9.81	$9.04	$9.47	$9.94	$11.21
Income from Investment Operations
Net investment income (loss)A	.264	.686	.754	.744	.702	.711
Net realized and unrealized gain (loss)	(.724)	.370	.707	(.526)	(.501)	(1.070)
Total from investment operations	(.460)	1.056	1.461	.218	.201	(.359)
Distributions from net investment income	(.260)	(.730)	(.691)	(.648)	(.627)	(.650)
Distributions from net realized gain	–	(.026)	–	–	(.044)	(.261)
Total distributions	(.260)	(.756)	(.691)	(.648)	(.671)	(.911)
Net asset value, end of period	$9.39	$10.11	$9.81	$9.04	$9.47	$9.94
Total ReturnB,C	(4.62)%	10.99%	16.50%	2.26%	1.81%	(3.22)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.01%F	.01%	.01%	.01%	.01%	.02%
Expenses net of fee waivers, if any	.01%F	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%F	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	5.41%F	6.76%	7.80%	7.89%	6.96%	6.69%
Supplemental Data
Net assets, end of period (000 omitted)	$129,947	$133,138	$116,523	$103,080	$104,125	$76,240
Portfolio turnover rateG	48%F	57%	48%	39%	42%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Emerging Markets Debt Central Fund (the Fund) is a non-diversified fund of Fidelity Hanover Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,835,429
Gross unrealized depreciation	(8,083,875)
Net unrealized appreciation (depreciation)	$(6,248,446)
Tax cost	$134,282,132

The Fund elected to defer to its next fiscal year approximately $213,549 of capital losses recognized during the period November 1, 2017 to December 31, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. Government securities, aggregated $33,656,248 and $27,414,544, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,386.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Actual	.0106%	$1,000.00	$953.80	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

EMC-SANN-0818
1.926208.107

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hanover Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 23, 2018